UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6194

UTC North American Fund, Inc.
 (Exact name of registrant as specified in charter)

c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St., Third Floor, Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Foley & Lardner LLP,
555 S. Flower Street, 35th Floor,
Los Angeles, CA 90071
 (Name and address of agent for service)

1-800-368-3322
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2016

Date of reporting period:  March 31, 2016

Item 1. Schedule of Investments.

UTC North American Fund
Schedule of Investments
March 31, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 74.2%
	Aerospace & Defense - 1.6%
6,039	United Technologies Corporation	$604,504

	Airlines - 0.6%
3,786	United Continental Holdings, Inc. (a)	226,630

	Banks - 11.0%
96,595	Bank of America Corp.	1,305,964
20,907	JPMorgan Chase & Co.	1,238,113
3,889	M&T Bank Corp.	431,679
25,412	Wells Fargo & Co.	1,228,924
		4,204,680
	Biotechnology - 0.7%
3,197	Vertex Pharmaceuticals, Inc. (a)	254,130

	Capital Markets - 1.8%
9,909	Invesco, Ltd. - (b)	304,900
15,978	Morgan Stanley	399,610
		704,510
	Chemicals - 1.4%
8,509	EI du Pont de Nemours & Co.	538,790

	Communications Equipment - 1.7%
22,989	Cisco Systems, Inc.	654,497

	Consumer Finance - 2.2%
6,156	American Express Company	377,979
15,802	Synchrony Financial (a)	452,885
		830,864
	Diversified Telecommunication Services - 2.5%
23,870	AT&T, Inc.	934,988

	Electric Utilities - 3.3%
5,632	Duke Energy Corp.	454,390
1,196	FirstEnergy Corp.	430,201
3,177	NextEra Energy, Inc.	375,966
		1,260,557
	Energy Equipment & Services - 0.4%
1,920	Schlumberger Limited - (b)	141,600

	Food & Staples Retailing - 2.5%
10,094	Wal-Mart Stores, Inc.	691,338
8,085	Whole Foods Market, Inc.	251,524
		942,862
	Food Products - 0.5%
4,937	Mondelez International, Inc. - Class A	198,073

	Health Care Equipment & Supplies - 2.7%
9,746	Abbott Laboratories	407,675
8,115	Medtronic, PLC - (b)	608,625
		1,016,300
	Health Care Providers & Services - 1.0%
3,460	Aetna, Inc.	388,731

	Hotels, Restaurants & Leisure - 0.4%
6,355	MGM Resorts International (a)	136,251

	Household Durables - 0.9%
7,444	Newell Brands, Inc.	329,695

	Household Products - 2.8%
12,945	The Procter & Gamble Co.	1,065,503

	Industrial Conglomerates - 3.5%
41,523	General Electric Co.	1,320,016

	Insurance - 4.1%
15,250	MetLife, Inc.	670,085
7,131	Prudential Financial, Inc.	515,001
8,169	The Hartford Financial Services Group, Inc.	376,427
		1,561,513
	Internet & Catalog Retail - 0.8%
223	The Priceline Group, Inc. (a)	287,438

	Internet Software & Services - 1.6%
465	Alphabet, Inc. (a)	354,748
9,996	eBay Inc. (a)	238,505
		593,253
	Media - 1.5%
2,198	CBS Corp.	121,088
11,351	Viacom, Inc. - Class B	468,569
		589,657
	Multi-Utilities - 1.3%
8,429	PG&E Corp.	503,380

	Oil, Gas & Consumable Fuels - 7.4%
6,172	Apache Corp.	301,255
23,999	BP plc - ADR (b)	724,290
7,131	Chevron Corporation	680,298
10,639	Exxon Mobil Corp.	889,314
28,534	Southwestern Energy Co. (a)	230,269
		2,825,426
	Pharmaceuticals - 6.2%
2,669	Allergan plc - (a)(b)	715,372
2,941	Johnson & Johnson	318,216
11,032	Mylan NV - (a)(b)	511,333
28,038	Pfizer, Inc.	831,047
		2,375,968
	Road & Rail - 0.9%
4,519	Union Pacific Corporation	359,486

	Semiconductors & Semiconductor Equipment - 3.3%
18,328	Intel Corp.	592,911
4,352	Maxim Integrated Products, Inc.	160,066
9,991	QUALCOMM, Inc.	510,940
		1,263,917
	Software - 3.8%
13,791	Microsoft Corp.	761,677
10,205	Oracle Corp.	417,487
14,011	Symantec Corp.	257,522
		1,436,686

	Specialty Retail - 1.2%
975	Advance Auto Parts, Inc.	156,331
4,201	Lowe's Cos, Inc.	318,226
		474,557
	Technology Hardware, Storage & Peripherals - 0.6%
8,331	EMC Corp.	222,021
	TOTAL COMMON STOCKS (Cost $28,191,175)	28,246,483

	REITS - 0.6%
	Real Estate Investment Trusts (REITs) - 0.6%
2,118	American Tower Corp.	216,820
	TOTAL REITS (Cost $196,317)	216,820

	EXCHANGE TRADED FUNDS - 9.2%
	Investment Companies - 9.2%
9,000	iShares Core US Credit Bond ETF	992,700
14,300	iShares Government/Credit Bond ETF	1,644,786
7,300	iShares iBoxx $ Investment Grade Corporate Bond ETF	867,386
	TOTAL EXCHANGE TRADED FUNDS (Cost $3,527,310)	3,504,872

	ASSET BACKED SECURITIES - 0.1%
	Continental Airlines 2000-2 Class A-1 Pass Through Trust
37,754	7.707%, 10/02/2021 (c)(e)	41,153
	TOTAL ASSET BACKED SECURITIES (Cost $37,779)	41,153

	CORPORATE BONDS - 10.8%
	Banks - 1.9%
	Royal Bank of Canada
700,000	2.200%, 07/27/2018 (b)	710,887
	Beverages - 1.2%
	The Coca-Cola Co.
450,000	1.650%, 11/01/2018	458,414
	Consumer Finance - 0.9%
	Toyota Motor Credit Corp.
350,000	1.250%, 10/05/2017	350,683
	Educational Services - 2.3%
	Princeton University
800,000	4.950%, 03/01/2019	885,471
	Internet & Catalog Retail - 0.9%
	Amazon.com, Inc.
350,000	1.200%, 11/29/2017	350,731
	Oil, Gas & Consumable Fuels - 1.2%
	CNOOC Limited
450,000	1.750%, 05/09/2018 (b)	447,464
	Pharmaceuticals - 1.2%
	Eli Lilly & Co.
450,000	5.200%, 03/15/2017	468,704
	Software - 1.1%
	Microsoft Corp.
400,000	0.875%, 11/15/2017	400,321
	Transportation - 0.1%
	The Burlington Northern and Santa Fe Railway Co. 2002-1 Pass Through Trust
37,397	5.943%, 01/15/2022	40,741
	TOTAL CORPORATE BONDS (Cost $4,080,349)	4,113,416

	SHORT-TERM INVESTMENTS - 2.0%
	United States Treasury Bills - 2.0%
677,000	0.278%, 07/28/2016	676,383
42,000	0.288%, 08/04/2016	41,958
12,000	0.324%, 08/18/2016	11,985
20,000	0.333%, 08/25/2016	19,973
10,000	0.329%, 09/01/2016	9,986
15,000	0.331%, 09/15/2016	14,977
	TOTAL SHORT-TERM INVESTMENTS (Cost $775,048)	775,262

	Total Investments (Cost $36,807,978) - 96.9%	36,898,006
	Other Assets in Excess of Liabilities - 3.1%	1,197,885
	TOTAL NET ASSETS - 100.0%	$38,095,891

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign Issued Security. The total value of the foreign issued securities is $4,164,471 (10.93% of net assets) at March 31, 2016.
(c)	Restricted Security. The total value of restricted securities is $41,153 (0.11% of net assets) at March 31, 2016.
(e)	Illiquid Security. The total value of illiquid securities is $41,153 (0.11% of net assets) at March 31, 2016.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:

Cost of investments	$36,807,978
Gross unrealized appreciation	1,482,959
Gross unrealized depreciation	(1,392,931)
Net unrealized appreciation	90,028

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Summary of Fair Value Exposure at March 31, 2016

In accordance with accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that a fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
 The investments whose values are based on quoted market prices in an active market, and are therefore classified within Level 1, include active listed domestic equities, including listed REITs and Exchange Traded Funds.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include asset backed securities, investment grade corporate bonds, U.S. government and sovereign obligations, government agency securities, certain mortgage products, and restricted securities.
 Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Adviser. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following is a summary of the inputs used to value the Fund's portfolio as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	-	41,153	-	41,153
Common Stocks	28,246,483	-	-	28,246,483
Corporate Bonds	-	4,113,416	-	4,113,416
Exchange Traded Funds	3,504,872	-	-	3,504,872
REITS	216,820	-	-	216,820
Short-Term Investments	-	775,262	-	775,262
Total**	31,968,175	4,929,831	-	36,898,006

**Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.
There were no transfers between Level 1, Level 2 and Level 3 the period ended March 31, 2016 for the Fund, as compared to their classification from the prior annual report. Transfers between levels are recognized as of the end of the period in which the transfer occurs.

The Fund does not maintain any positions in derivative instruments, and did not engage in derivative activities during the year ended March 31, 2016.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UTC North American Fund, Inc.

By  /s/ Amoy Van Lowe
       Amoy Van Lowe, President & Treasurer

Date  May 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Amoy Van Lowe
      Amoy Van Lowe, President & Treasurer

Date  May 17, 2016